Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) helicopter engine aircraft	Dec. 31, 2017 USD ($)	Sep. 30, 2025 USD ($)	Jun. 11, 2025 USD ($)	Jun. 09, 2022 aircraft	Dec. 31, 1992 aircraft engine
Loss Contingencies [Line Items]
Purchase obligation, number of engines | engine	35
Purchase obligation, number of helicopters | helicopter	12
Non-refundable deposits	$ 3,900,000,000
Interest expense capitalized	146,000,000
Number of managed aircrafts | aircraft					3
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period		$ 0
All Risks, Operator Reinsurance Policies
Loss Contingencies [Line Items]
Insurance coverage claimable by entity	$ 1,100,000,000
Aviation, War and Allied Perils | AerCap Ireland
Loss Contingencies [Line Items]
Amount awarded under insurance claim				$ 1,000,000,000
Potential amount due under insurance claim appeal			$ 1,200,000,000
Aircraft
Loss Contingencies [Line Items]
Number of forward orders | aircraft	283
Aircraft | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft						13
Engines | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | engine						3